UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22608

                            Virtus Global Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

101 Munson Street

                                                     Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

                                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—3.1%

U.S. Treasury Bond 2.500%, 2/15/46	$1,000	$976

U.S. Treasury Note 2.250%, 11/15/24	4,180	4,369

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $5,276)		5,345

MUNICIPAL BONDS—1.0%

California—0.5%

State of California Build America Bond Taxable 7.500%, 4/1/34	570	818

Illinois—0.5%

Chicago Wastewater Transmission Taxable Revenue 5.180%, 1/1/27	195	208

State of Illinois Build America Bond Taxable 6.900%, 3/1/35	700	724

		932

TOTAL MUNICIPAL BONDS (Identified Cost $1,695)		1,750

FOREIGN GOVERNMENT SECURITIES—12.5%

Argentine Republic Series NY, 8.280%, 12/31/33(13)	1,269	1,497

Bermuda RegS 4.854%, 2/6/24(4)	700	717

Bolivarian Republic of Venezuela

RegS 8.250%, 10/13/24(4)	570	211

RegS 7.650%, 4/21/25(4)	1,845	673

Brazilian Government International Bond 4.875%, 1/22/21	600	585

Dominican Republic 144A 6.850%, 1/27/45(3)	800	746

Dominican Republic International Bond 144A 6.875%, 1/29/26(3)	235	243

Hungary Government International Bond 5.375%, 3/25/24	530	590

Islamic Republic of Pakistan 144A 8.250%, 9/30/25(3)	600	609

Mexico Government International Bond 4.125%, 1/21/26	255	262

Mongolia 144A 4.125%, 1/5/18(3)	570	486

Republic of Angola 144A 9.500%, 11/12/25(3)	305	263

Republic of Armenia 144A 7.150%, 3/26/25(3)	700	674

Republic of Azerbaijan 144A 4.750%, 3/18/24(3)	800	734

Republic of Chile 5.500%, 8/5/20	547,000CLP	806

	PAR VALUE	VALUE

Republic of Colombia Treasury Note, Series B, 11.250%, 10/24/18	$998,500COP	$329

Republic of Costa Rica

144A 7.000%, 4/4/44(3)	800	677

RegS 7.000%, 4/4/44(4)	1,000	842

Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	840	754

Republic of El Salvador 144A 6.375%, 1/18/27(3)	1,320	1,125

Republic of Ghana RegS 10.750%, 10/14/30(4)	750	690

Republic of Indonesia Series FR63, 5.625%, 5/15/23	7,482,000IDR	478

Republic of Iraq RegS 5.800%, 1/15/28(4)	890	564

Republic of Panama 3.750%, 3/16/25	1,020	1,033

Republic of Peru 4.125%, 8/25/27	670	685

Republic of Romania

RegS 4.875%, 1/22/24(4)	650	714

144A 4.875%, 1/22/24(3)	390	429

Republic of South Africa Series R203, 8.250%, 9/15/17	8,060ZAR	507

Republic of Sri Lanka 144A 6.850%, 11/3/25(3)	900	839

Republic of Uruguay

4.500%, 8/14/24	650	681

5.100%, 6/18/50	500	449

Russian Federation 144A 7.850%, 3/10/18(3)	55,000RUB	708

United Mexican States Series M, 6.500%, 6/9/22	16,625MXN	953

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $25,897)		21,553

MORTGAGE-BACKED SECURITIES—16.1%

Agency—6.8%

FNMA

3.500%, 11/1/42	716	752

3.000%, 5/1/43	716	736

3.500%, 1/1/45	1,452	1,523

3.500%, 8/1/45	962	1,009

3.500%, 9/1/45	2,420	2,537

3.000%, 12/1/45	2,345	2,407

3.500%, 12/1/45	1,436	1,506

3.000%, 2/1/46	1,168	1,199

		11,669

Non-Agency—9.3%

American Homes 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(3)	770	768

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 29, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)

Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.564%, 6/25/33(2)	$855	$807

Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(2)(3)	448	445

Banc of America Alternative Loan Trust 03-2, CB3 5.750%, 4/25/33	493	503

CIT Group Home Equity Loan Trust 03-1, A5 4.150%, 7/20/34(2)	1,450	1,461

Credit Suisse Commercial Mortgage Trust 07 - C5, A1AM 5.870%, 9/15/40(2)	490	447

CSMC Mortgage-Backed Trust 06-8 6.000%, 10/25/21	504	483

Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.468%, 8/10/44(2)(3)	660	652

Freddie Mac Structured Agency Credit Risk Debt Notes 3.236%, 5/25/28(2)	500	495

GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/19(2)(3)	525	511

GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	439	444

Hilton USA Trust 13-HLT, EFX 144A 5.222%, 11/5/30(2)(3)	320	318

Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(2)	1,131	1,152

JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.

07-PW15, AM 5.363%, 2/11/44	510	516

07-PW18, AM 6.084%, 6/11/50(2)	1,400	1,479

JPMorgan Chase Commercial Mortgage Securities Trust 07-LDP10, AM 5.464%, 1/15/49(2)	1,084	1,088

MASTR Alternative Loan Trust 04-6, 7A1 6.000%, 7/25/34	962	963

Morgan Stanley - Bank of America (Merrill Lynch) Trust 15-C22, AS 3.561%, 4/15/48	1,153	1,165

Residential Asset Mortgage Trust 04-RZ1, M1 4.820%, 3/25/34(2)	772	791

Residential Mortgage Loan Trust 15-2A, A1 3.750%, 8/16/55(2)	355	367

Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	690	650

	PAR VALUE	VALUE

Non-Agency—(continued)

Winwater Mortgage Loan Trust 2016-1 144A 3.500%, 1/20/46(2)(3)	$488	$495

		16,000

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $27,712)		27,669

ASSET-BACKED SECURITIES—4.8%

Arbys Funding LLC 15-1A, A2 144A 4.969%, 10/30/45(3)	778	813

CarFinance Capital Auto Trust 14-1A, D 144A 4.900%, 4/15/20(3)	1,750	1,741

Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	791	803

Citi Held For Asset Issuance 15-PM3 144A 4.310%, 5/16/22(3)	1,000	974

DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(3)	287	283

Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	280	286

DT Auto Owner Trust 15-3A, C 144A 3.250%, 7/15/21(3)	645	642

Exeter Automobile Receivables Trust 14-3A, D 144A 5.690%, 4/15/21(3)	730	725

Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	435	441

Greater Capital Association of Realtors 15-1A, C 9.790%, 10/15/25	420	415

LEAF Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(3)	425	411

Wendy’s Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(3)	848	828

TOTAL ASSET-BACKED SECURITIES (Identified Cost $8,415)		8,362

CORPORATE BONDS AND NOTES—84.0%

Consumer Discretionary—8.5%

Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	595	610

Boyd Gaming Corp.

9.000%, 7/1/20	325	344

6.875%, 5/15/23	320	330

Brookfield Residential Properties, Inc.

144A 6.500%, 12/15/20(3)	645	590

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 29, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)

144A 6.125%, 7/1/22(3)	$215	$181

Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(14)	750	574

Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	500	491

Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	540	427

CCO Holding Safari LLC 144A 5.750%, 2/15/26(3)	470	472

CCO Holdings LLC 5.250%, 9/30/22	452	458

CCO Safari II LLC 144A 4.908%, 7/23/25(3)	205	210

Fiat Chrysler Automobiles NV 5.250%, 4/15/23	600	570

Grupo Televisa SAB

4.625%, 1/30/26	525	533

7.250%, 5/14/43	8,000MXN	367

International Game Technology plc 144A 6.250%, 2/15/22(3)	400	380

Landry’s, Inc. 144A 9.375%, 5/1/20(3)	285	300

M/I Homes Inc. 6.750%, 1/15/21	395	384

MDC Holdings, Inc. 5.500%, 1/15/24	655	637

MGM Resorts International 6.000%, 3/15/23	730	750

Mohegan Tribal Gaming Authority 144A 9.750%, 9/1/21(3)	235	235

MPG Holdco I, Inc. 7.375%, 10/15/22	100	95

Myriad International Holdings BV 144A 5.500%, 7/21/25(3)	1,035	1,005

New York University 4.142%, 7/1/48	420	417

Numericable Group SA 144A 6.000%, 5/15/22(3)	340	338

Omega US Sub LLC 144A 8.750%, 7/15/23(3)	415	378

Penn National Gaming, Inc. 5.875%, 11/1/21	395	387

QVC, Inc. 5.125%, 7/2/22	690	701

Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	465	456

Toll Brothers Finance Corp. 6.750%, 11/1/19	615	683

TRI Pointe Holdings, Inc. 5.875%, 6/15/24	830	793

VTR Finance BV 144A 6.875%, 1/15/24(3)	555	523

		14,619

Consumer Staples—1.3%

Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	270	264

Rite Aid Corp. 144A 6.125%, 4/1/23(3)	195	209

Safeway, Inc. 7.250%, 2/1/31	655	520

Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)	795	761

	PAR VALUE	VALUE

Consumer Staples—(continued)

Whole Foods Market, Inc. 144A 5.200%, 12/3/25(3)	$427	$430

		2,184

Energy—15.0%

Afren plc

144A 10.250%, 4/8/19(3)(13)	635	1

144A 6.625%, 12/9/20(3)(13)	732	1

Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	235	177

Dolphin Energy Ltd. 144A 5.500%, 12/15/21(3)(10)	2,000	2,214

Ecopetrol SA

4.125%, 1/16/25	865	663

5.375%, 6/26/26	280	227

Enbridge Energy Partners LP 4.375%, 10/15/20	155	144

EnQuest plc 144A 7.000%, 4/15/22(3)	930	223

Exxon Mobil Corp

2.726%, 3/1/23	75	75

3.043%, 3/1/26	160	160

Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)	1,371	1,213

FTS International, Inc. 6.250%, 5/1/22	620	68

Gazprom OAO (Gaz Capital SA)

144A 6.000%, 11/27/23(3)(7)	335	319

144A 4.950%, 2/6/28(3)(7)	1,300	1,110

Gulfmark Offshore, Inc. 6.375%, 3/15/22	1,275	344

Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	405	392

Kinder Morgan, Inc. 7.750%, 1/15/32	795	761

Kunlun Energy Co., Ltd. 144A 3.750%, 5/13/25(3)	700	686

Lukoil OAO International Finance BV

144A 6.125%, 11/9/20(3)(7)	1,100	1,134

144A 4.563%, 4/24/23(3)	800	729

Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)(10)	2,000	1,420

MPLX LP 144A 4.875%, 12/1/24(3)	1,025	838

Newfield Exploration Co. 5.625%, 7/1/24	745	678

NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	520	308

Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	1,366	273

Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(3)(13)	690	83

Parker Drilling Co. 6.750%, 7/15/22	350	206

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 29, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Energy—(continued)

Pertamina Persero PT

144A 4.300%, 5/20/23(3)	$1,200	$1,132

144A 6.000%, 5/3/42(3)	1,200	1,003

Petrobras Global Finance BV 6.750%, 1/27/41	1,800	1,125

Petroleos de Venezuela SA

RegS 8.500%, 11/2/17(4)	1,307	647

144A 6.000%, 5/16/24(3)	2,120	664

RegS 6.000%, 11/15/26(4)	1,270	401

Petroleos Mexicanos

144A 4.250%, 1/15/25(3)	700	618

144A 6.875%, 8/4/26(3)	280	290

6.375%, 1/23/45	800	694

QEP Resources, Inc. 6.875%, 3/1/21	340	247

QGOG Constellation SA 144A 6.250%, 11/9/19(3)	955	449

Regency Energy Partners LP 5.000%, 10/1/22	650	540

Sabine Pass Liquefaction LLC 5.625%, 2/1/21	675	648

SM Energy Co. 6.125%, 11/15/22	1,050	462

Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	1,015	969

Transocean, Inc. 5.800%, 12/15/16	255	253

Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	1,350	1,256

		25,845

Financials—32.7%

Africa Finance Corp. 144A 4.375%, 4/29/20(3)	800	798

Akbank TAS 144A 7.500%, 2/5/18(3)	1,145TRY	351

Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	2,460	2,451

ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	750	803

American Tower Corp 4.400%, 2/15/26	265	270

Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	785	804

Ares Finance Co., LLC Finance Co., LLC 144A 4.000%, 10/8/24(3)	830	801

Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)(10)	1,750	1,861

Banco Continental S.A. RegS 5.500%, 11/18/20(4)(7)	2,000	2,130

Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	1,225	1,278

Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	1,860	1,862

	PAR VALUE	VALUE

Financials—(continued)

Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(2)(3)	$1,260	$1,236

Banco Nacional de Comercio 144A 4.375%, 10/14/25(3)	510	505

Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	600BRL	146

Banco Santander Chile 144A 3.875%, 9/20/22(3)	1,750	1,767

Banco Santander Mexico SA 144A 5.950%, 1/30/24(2)(3)(6)	1,000	1,020

Banco Votorantim S.A. 144A 7.375%, 1/21/20(3)	381	365

Bancolombia S.A. 5.125%, 9/11/22	1,220	1,139

Bank of China Hong Kong Ltd. 144A 5.550%, 2/11/20(3)	1,500	1,628

Bank of China Ltd. 144A 5.000%, 11/13/24(3)	675	699

Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	745	771

Brixmor Operating Partnership LP 3.875%, 8/15/22	190	177

Citizens Financial Group, Inc. 144A 5.500% (2)(3)(5)	845	790

Compass Bank 3.875%, 4/10/25	945	869

Corp Andina de Fomento 8.125%, 6/4/19	1,000	1,188

Corrections Corp. of America 5.000%, 10/15/22	555	574

Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	845	742

Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	925	881

Eurasian Development Bank 144A 4.767%, 9/20/22(3)	1,600	1,505

First Niagara Financial Group, Inc. 7.250%, 12/15/21	1,400	1,609

FS Investment Corp.

4.250%, 1/15/20	650	648

4.750%, 5/15/22	225	219

General Motors Financial Co. Inc. 4.200%, 3/1/21	600	602

Genworth Holdings, Inc. 4.900%, 8/15/23	1,060	625

Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	1,615	1,518

Healthcare Realty Trust, Inc. 3.875%, 5/1/25	360	349

Hospitality Properties Trust 4.500%, 3/15/25	745	703

HSBC Finance Corp. 6.676%, 1/15/21(10)	1,400	1,558

Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(5)(6)	1,560	1,615

ING Groep NV 6.000% (2)(5)(6)	815	750

Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	800	675

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 29, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)

Macquarie Group Ltd.

144A 6.000%, 1/14/20(3)	$1,100	$1,197

144A 6.250%, 1/14/21(3)	325	360

McGraw Hill Financial Inc. 4.000%, 6/15/25	645	654

Morgan Stanley 144A 10.090%, 5/3/17(3)	3,050BRL	736

MPT Operating Partnership LP

6.375%, 3/1/24	140	144

5.500%, 5/1/24	145	141

Nordea Bank AB 144A 4.250%, 9/21/22(3)(10)	2,035	2,113

Oversea-Chinese Banking Corp Ltd. 144A 4.250%, 6/19/24(3)	1,500	1,548

PKO Finance AB 144A 4.630%, 9/26/22(3)(7)(10)	1,805	1,849

Prudential Financial, Inc. 5.875%, 9/15/42(2)	1,385	1,406

Sberbank of Russia Via Sb Capital SA 144A 5.500%, 2/26/24(3)(7)	1,300	1,145

Select Income REIT 4.500%, 2/1/25	690	639

Teachers Insurance & Annuity Association Asset Management Finance Co. LLC 144A 4.125%, 11/1/24(3)	985	1,012

Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	640	645

Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	1,095	1,088

Ukreximbank Via Biz Finance plc 144A 9.625%, 4/27/22(3)	870	735

Welltower, Inc. 4.250%, 4/1/26	600	598

		56,292

Health Care—1.7%

Acadia Healthcare Co., Inc. 144A 6.500%, 3/1/24(3)	20	21

Centene Escrow Corp 144A 5.625%, 2/15/21(3)	265	278

Jaguar Holding Co. II (Pharmaceutical Product Development LLC) 144A 6.375%, 8/1/23(3)	415	424

Kinetic Concepts, Inc. (Kci USA Inc.) 144A 7.875%, 2/15/21(3)	45	46

Mallinckrodt International Finance S.A.

144A 5.750%, 8/1/22(3)	365	362

144A 5.625%, 10/15/23(3)	675	667

144A 5.500%, 4/15/25(3)	45	43

Mednax Inc. 144A 5.250%, 12/1/23(3)	310	321

Tenet Healthcare Corp.

5.500%, 3/1/19	435	421

	PAR VALUE	VALUE
Health Care—(continued)

8.125%, 4/1/22	$375	$370

Valeant Pharmaceuticals International, Inc. 144A 5.875%, 5/15/23(3)	80	66

		3,019

Industrials—7.4%

ADT Corp. (The) 6.250%, 10/15/21	920	902

Ahern Rentals, Inc. 144A 7.375%, 5/15/23(3)	710	430

Air Canada Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)	1,163	1,138

Alfa SAB de CV 144A 5.250%, 3/25/24(3)	1,200	1,218

America West Airlines Pass-Through-Trust

99-1, G 7.930%, 1/2/19	531	564

01-1, G 7.100%, 4/2/21	1,263	1,331

American Airlines Pass-Through-Trust 14-1, B 4.375%, 10/1/22	454	440

Bombardier, Inc.

144A 4.750%, 4/15/19(3)	295	238

144A 6.125%, 1/15/23(3)	555	391

Builders FirstSource, Inc. 144A 10.750%, 8/15/23(3)	375	351

DP World Ltd. 144A 6.850%, 7/2/37(3)	1,000	969

Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(3)	670	549

JBS Investments GmbH 144A 7.250%, 4/3/24(3)	515	456

Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	498	526

Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)	870	801

Standard Industries Inc. NJ

144A 5.125%, 2/15/21(3)	25	26

144A 5.500%, 2/15/23(3)	190	192

Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	1,000	871

UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	755	793

United Airlines Pass-Through Trust 15-1, B 4.750%, 4/11/22	524	517

		12,703

Information Technology—1.4%

Electronic Arts Inc. 3.700%, 3/1/21	95	96

Flextronics International Ltd. 4.750%, 6/15/25	850	820

Hewlett Packard Enterprise Co.

144A 4.400%, 10/15/22(3)	325	318

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 29, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Information Technology—(continued)

144A 4.900%, 10/15/25(3)	$325	$308

Tencent Holdings Ltd. 144A 3.800%, 2/11/25(3)	800	812

		2,354

Materials—7.8%

Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	1,230	1,239

ArcelorMittal 6.125%, 6/1/25	865	705

BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(3)(6)	405	393

Braskem America Finance Co. RegS 7.125%, 7/22/41(4)	2,275	1,772

Cascades, Inc. 144A 5.500%, 7/15/22(3)	710	673

Corp Nacional del Cobre de Chile 144A 3.750%, 11/4/20(3)	940	957

Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	415	349

EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(7)	425	429

Evraz Group S.A. 144A 6.500%, 4/22/20(3)	775	723

Fibria Overseas Finance Ltd. 5.250%, 5/12/24	835	794

Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	270	255

Gerdau Trade, Inc. 144A 5.750%, 1/30/21(3)	500	381

Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	685	606

Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	1,000	982

Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(3)	1,500	1,526

Severstal OAO Via Steel Capital SA 144A 5.900%, 10/17/22(3)(7)	1,100	1,086

Vedanta Resources plc 144A 6.000%, 1/31/19(3)	825	488

		13,358

Telecommunication Services—4.5%

Altice Financing SA 144A 6.625%, 2/15/23(3)	700	693

America Movil SAB de C.V. Series 12 6.450%, 12/5/22	8,000MXN	410

Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)(10)	1,430	1,498

Comcel Trust via Comunicaciones Celulares SA 144A 6.875%, 2/6/24(3)(7)	570	512

Crown Castle International Corp 4.450%, 2/15/26	75	76

Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	720	565

Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)	415	383

	PAR VALUE	VALUE

Telecommunication Services—(continued)

Frontier Communications Corp.

6.250%, 9/15/21	$515	$459

144A 10.500%, 9/15/22(3)	165	168

Neptune Finance Corp. 144A 10.125%, 1/15/23(3)	200	215

Sprint Corp. 7.250%, 9/15/21	710	538

T-Mobile USA, Inc.

6.836%, 4/28/23	290	303

6.500%, 1/15/26	315	321

Verizon Communications, Inc. 4.400%, 11/1/34	685	644

Windstream Corp. 7.750%, 10/15/20	1,150	977

		7,762

Utilities—3.7%

Calpine Corp. 5.375%, 1/15/23	743	697

Electricite de France SA 144A 5.250% (2)(3)(5)(6)	1,325	1,151

Enel SpA 144A 8.750%, 9/24/73(2)(3)(6)	380	414

Israel Electric Corp Ltd. 144A 6.875%, 6/21/23(3)	725	837

Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	715	622

Majapahit Holding BV 144A 7.750%, 1/20/20(3)	540	616

State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(3)	990	1,081

Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	525	425

TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	750	566

		6,409

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $162,443)		144,545

LOAN AGREEMENTS(2)—11.2%

Consumer Discretionary—2.5%

Caesars Entertainment Operating Co., Inc.

Tranche B-4, 11.500%, 10/31/16(14)	571	511

Tranche B-7, 11.750%, 1/28/18(14)	230	190

Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	310	248

El Dorado Resorts, Inc. 4.250%, 7/25/22	157	156

Graton Resort & Casino Tranche B, 4.750%, 9/1/22	204	202

Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 4.000%, 4/24/18	953	949

Laureate Education, Inc. 5.000%, 6/15/18	585	448

PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	115	112

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 29, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)

Scientific Games International, Inc. Tranche B-2, 6.000%, 10/1/21	$530	$486

Staples, Inc. First Lien 4.750%, 2/2/22	955	950

		4,252

Consumer Staples—0.5%

Albertson’s Holdings LLC 5.500%, 12/21/22	517	504

Kronos Acquisition Intermediate, Inc. (KIK Custom Products, Inc.) Second Lien, 9.750%, 4/30/20	362	352

		856

Energy—0.4%

Chelsea Petroleum I LLC 5.250%, 10/28/22	596	554

Jonah Energy LLC Second Lien, 7.500%, 5/12/21	456	200

Sabine Oil & Gas LLC Second Lien, 12.000%, 12/31/18(13)	825	23

		777

Financials—0.9%

Capital Automotive LP Second Lien, 6.000%, 4/30/20	454	446

iStar Financial, Inc. Tranche A-2, 7.000%, 3/19/17	1,066	1,058

		1,504

Health Care—2.1%

21st Century Oncology, Inc. Tranche B 6.500%, 4/30/22	229	212

Amneal Pharmaceuticals LLC Tranche B, 6.000%, 11/1/19	298	293

Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	391	389

InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	755	748

Med Impact Healthcare Systems, Inc. 5.750%, 10/27/22	366	361

MMM Holdings, Inc. 9.750%, 12/12/17(11)(14)	204	128

MSO of Puerto Rico, Inc. 9.750%, 12/12/17(11)(14)	149	93

RCHP Tranche B-2, 6.000%, 4/23/19	532	524

Surgery Center Holdings, Inc.

First Lien, 5.250%, 11/3/20	485	472

Second Lien, 8.500%, 11/3/21	121	110

U.S. Renal Care, Inc. 5.250%, 12/30/22	262	260

		3,590

Industrials—1.5%

Brock Holdings III, Inc. First Lien, 6.000%, 3/16/17	416	393

	PAR VALUE	VALUE

Industrials—(continued)

DynCorp International, Inc. 6.250%, 7/7/16	$607	$581

Filtration Group Corp. Second Lien, 8.250%, 11/22/21	206	198

Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	1,024	975

Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	570	503

		2,650

Information Technology—2.2%

Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	238	218

First Data Corp.

2018 Term Loan 3.934%, 3/23/18	1,680	1,661

2022 Term Loan 4.184%, 7/8/22	482	470

Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	259	214

NXP BV 3.750%, 12/7/20	533	533

Presidio, Inc. Refinancing Term 5.250%, 2/2/22	645	620

		3,716

Materials—0.5%

Anchor Glass Container Tranche B, 4.500%, 7/1/22	374	371

Fortescue Metals Group (FMG) Resources Property Ltd. 4.250%, 6/30/19	333	257

Polyone Corp. 3.750%, 11/11/22	199	199

		827

Telecommunication Services—0.2%

T-Mobile USA, Inc. 3.500%, 11/9/22	356	357

Utilities—0.4%

NRG Energy, Inc. 2.750%, 7/1/18	716	706

TOTAL LOAN AGREEMENTS (Identified Cost $21,280)		19,235

	SHARES	VALUE

PREFERRED STOCKS—4.0%

Energy—0.6%

PTT Exploration & Production PCL 144A, 4.875%(2)(3)(10)	1,100(8)	984

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 29, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Financials—2.7%

Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	545(8)	$533

Citigroup, Inc. Series J, 7.125%(2)	30,800	813

Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	150(8)	144

JPMorgan Chase & Co. Series Z, 5.300%(2)	160(8)	156

PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	890(8)	814

SunTrust Bank, Inc. 5.625%(2)	60(8)	59

Wells Fargo & Co. Series K, 7.980%(2)	840(8)	864

Zions Bancorp 6.950%(2)	47,150	1,317

		4,700

Industrials—0.7%

General Electric Co. 5.000%, 12/29/49(2)	1,248(8)	1,278

TOTAL PREFERRED STOCKS (Identified Cost $6,981)		6,962

COMMON STOCK—0.0%

Energy—0.0%

Hercules Offshore, Inc.(12)	10,017	13

TOTAL COMMON STOCK (Identified Cost $625)		13

	CONTRACTS	VALUE

PURCHASED OPTIONS—0.1%

Call Options—0.0%

S&P 500® Index expiration 03/04/16 strike price $2,085	793	0

S&P 500® Index expiration 03/11/16 strike price $2,125	797	4

		4

Put Options—0.1%

S&P 500® Index expiration 03/04/16 strike price $1,735	793	1

S&P 500® Index expiration 03/11/16 strike price $1,780	797	103

		104

TOTAL PURCHASED OPTIONS—0.1% (Premiums Paid $231)		108

TOTAL LONG TERM INVESTMENTS—136.8% (Identified Cost $260,555)		235,542

	CONTRACTS	VALUE

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—136.8% (Identified Cost $260,555)		235,542(1)

WRITTEN OPTIONS—(0.3)%

Call Options—(0.0)%

S&P 500® Index expiration 03/04/16 strike price $2,025	793	$(8)

S&P 500® Index expiration 03/11/16 strike price $2,065	797	(8)

		(16)

Put Options—(0.3)%

S&P 500® Index expiration 03/04/16 strike price $1,795	793	(16)

S&P 500® Index expiration 03/11/16 strike price $1,840	797	(458)

		(474)

TOTAL WRITTEN OPTIONS—(0.3)% (Premiums Received $611)		(490)(1)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—136.5% (Identified Cost $259,944)		235,052

Other assets and liabilities, net—(36.5)%		(62,814)

NET ASSETS—100.0%		$172,238

Abbreviations:

FNMA	Federal National Mortgage Association (“Fannie Mae”).
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at February 29, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at February 29, 2016.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, these securities amounted to a value of $112,529 or 65.3% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	Value shown as par value.
(9)	All or a portion of the portfolio is segregated as collateral for the borrowings.
(10)	All or a portion of the security is segregated as collateral for written options.
(11)	Illiquid security, at February 29, 2016, these securities amounted to a value of $221 or 0.1% of net assets.
(12)	Non-income producing.
(13)	Security in default, no interest payments are being received.
(14)	Security in default, interest payments are being received during the bankruptcy proceedings.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 29, 2016 (Unaudited)

($ reported in thousands)

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †

United States	52%

Mexico	5

Chile	4

Brazil	3

Indonesia	2

Luxembourg	2

Peru	2

Other	30

Total	100%

† % of total investments net of written options as of February 29, 2016

The following table provides a summary of inputs used to value the Fund’s investments as of February 29, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at February 29, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs
Debt Securities:

Asset-Backed Securities	$8,362	$—	$ 7,947	$	415
Corporate Bonds And Notes	144,545	—	144,542		3
Foreign Government Securities	21,553	—	21,553		—
Loan Agreements	19,235	—	18,177		1,058
Mortgage-Backed Securities	27,669	—	27,669		—
Municipal Bonds	1,750	—	1,750		—
U.S. Government Securities	5,345	—	5,345		—
Equity Securities:
Common Stock	13	13	—		—
Preferred Stocks	6,962	2,130	4,832		—
Purchased Options	108	108	—		—
Total Investments Before Written Options	$235,542	$2,251	$231,815		$1,476

Written Options	(490)	(490)	—		—

Total Investments Net of Written Options	$235,052	$1,761	$231,815		$1,476

Securities held by the Fund with an end of period value of $1,317 were transferred from Level 2 to Level 1 since an exchange price was available.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total	Asset-Backed Securities	Corporate Bonds and Notes	Loan Agreements

Balance as of November 30, 2015:	$ 1,851	$ 416	$ -	$ 1,435
Accrued discount (premium)	- (c)	-	-	- (c)
Realized gain (loss)	- (c)	-	-	- (c)
Change in unrealized appreciation (depreciation)	(158)	(1)	-	(157)
Purchases	-	-	-	-
Sales(b)	(19)	-	-	(19)
Transfers into Level 3 (a)(d)	3	-	3	-
Transfers from Level 3 (a)(d)	(201)	-	-	(201)

Balance as of February 29, 2016	$ 1,476	$ 415	$ 3	$ 1,058

(a) “Transfers into and/or from” represent the ending value as of February 29, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities.

(c) Amount is less than $500.

(d) The transfer is due to an increase and/or decrease in trading activities at period end.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2016 (Unaudited)

NOTE 1— SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Fund in the preparation of its Schedule of Investments are summarized below and for derivatives, included in Note 2 below. The preparation in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A.	SECURITY VALUATION

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 29, 2016 (Unaudited)

the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2— DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Fund.

Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 29, 2016 (Unaudited)

When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options”.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations.

The risk in writing covered call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

 The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option by purchasing an option similar to the one that is sold except for the fact it is further “out of the money”.

NOTE 3 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At February 29, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost		Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Investments (before written options)	$260,675	$2,900	$(28,033)	$(25,133)
Written Options	(611)	302	(181)	121

The differences between book basis cost and tax basis cost were attributable primarily to the tax deferral of losses on wash sales.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 29, 2016 (Unaudited)

NOTE 4 —ILLIQUID AND RESTRICTED SECURITIES

Investments generally are considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where it’s determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At February 29, 2016, the Fund did not hold any securities that are both illiquid and restricted.

NOTE 5 — REGULATORY MATTERS AND LITIGATION

From time to time, the Fund’s investment adviser and/or its affiliates and/or subadvisers may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

NOTE 6— SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the Schedule of Investments was filed, and has determined that there are no subsequent events requiring recognition or disclosure in the Notes to Schedule of Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Global Multi-Sector Income Fund

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 4/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 4/28/2016

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date 4/28/2016

* Print the name and title of each signing officer under his or her signature.